Property, Plant and Equipment	12 Months Ended
Mar. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment
19)	PROPERTY, PLANT AND EQUIPMENT

Particulars	Land	Building (Owned)	Buildings (Right-of-use) #	Computers	Furniture and Fixtures	Office Equipment	Motor Vehicles	Leasehold Improvements	Capital Work- in-Progress	Total
Cost
Balance as at April 1, 2018	—	—	—	15,438	871	1,935	1,401	6,372	50	26,067
Acquisitions through business combination	—	—	—	32	6	10	1	—	—	49
Reclassification from assets held for sale*	845	509	—	—	—	—	—	—	—	1,354
Additions	—	—	—	2,036	110	149	335	782	41	3,453
Disposals	—	—	—	(644)	(18)	(29)	(155)	(169)	—	(1,015)
Effect of movements in foreign exchange rates	34	20	—	(948)	(52)	(113)	(85)	(402)	(2)	(1,548)
Balance as at March 31, 2019	879	529	—	15,914	917	1,952	1,497	6,583	89	28,360
Transition Impact of IFRS 16 #	—	—	24,994	—	—	—	—	—	—	24,994
Balance as at April 1, 2019	879	529	24,994	15,914	917	1,952	1,497	6,583	89	53,354
Acquisitions through business combination	—	—	945	14	191	93	71	135	—	1,449
Additions #	—	—	3,974	—	—	—	—	—	—	3,974
Additions	—	—	—	1,903	79	319	864	623	5	3,793
Disposals	—	—	—	(1,287)	(15)	(183)	(526)	(100)	—	(2,111)
Effect of movements in foreign exchange rates	(26)	(16)	(1,571)	(1,143)	(79)	(134)	(127)	(499)	(4)	(3,599)
Balance as at March 31, 2020	853	513	28,342	15,401	1,093	2,047	1,779	6,742	90	56,860
										—
Accumulated depreciation
Balance as at April 1, 2018	—	—	—	9,126	257	929	741	1,324	—	12,377
Reclassification to assets held for sale*	—	203	—	—	—	—	—	—	—	203
Depreciation for the year	—	223	—	2,243	153	388	248	640	—	3,895
Disposals	—	—	—	(591)	(7)	(24)	(130)	(154)	—	(906)
Effect of movements in foreign exchange rates	—	13	—	(539)	(13)	(50)	(44)	(75)	—	(708)
Balance as at March 31, 2019	—	439	—	10,239	390	1,243	815	1,735	—	14,861
Balance as at April 1, 2019	—	439	—	10,239	390	1,243	815	1,735	—	14,861
Depreciation for the year	—	60	—	2,349	208	332	331	783	—	4,063
Depreciation for the year (Impact of IFRS 16) #	—	—	5,284	—	—	—	—	—	—	5,284
Disposals	—	—	—	(1,201)	(5)	(168)	(499)	(99)	—	(1,972)
Effect of movements in foreign exchange rates	—	(17)	(272)	(762)	(37)	(83)	(48)	(154)	—	(1,373)
Balance as at March 31, 2020	—	482	5,012	10,625	556	1,324	599	2,265	—	20,863

Carrying amounts
As at April 1, 2018	—	—	—	6,312	614	1,006	660	5,048	50	13,690
As at March 31, 2019	879	90	—	5,675	527	709	682	4,848	89	13,499

As at April 1, 2019 (after impact of IFRS 16) #	879	90	24,994	5,675	527	709	682	4,848	89	38,493
As at March 31, 2020	853	31	23,330	4,776	537	723	1,180	4,477	90	35,997

*	During the year ended March 31, 2019, the criteria for held for sale is no longer met, consequently the Company has reclassified the assets held for sale to property, plant and equipment.
#	Upon adoption of IFRS 16, the Group has recognised right-of-use assets and lease liabilities and also charged depreciation on these assets.